Schedule of Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - Pension - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 754,543	$ 753,975
Accumulated benefit obligation	688,017	684,647
Fair value of plan assets	$ 546,512	$ 524,042